Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of Right-of-use assets

	Equipment	Properties	Vehicles	Land	Total
	€’000	€’000	€’000	€’000	€’000

January 1, 2021	-	-	-	-	-
Additions right-of-use assets	-	650	267	194	1,111
Depreciation charge for the period	-	(293)	(19)	(8)	(320)
January 1, 2022	-	357	248	186	791
Additions right-of-use assets	48	6,673	274	-	6,995
Revaluation of right-of-use assets	-	708	-	-	708
Derecognition of right-of-use assets	-	-	(44)	-	(44)
Depreciation charge for the period	(3)	(360)	(84)	(7)	(454)
December 31, 2022	45	7,378	394	179	7,996

Schedule of statement of profit or loss

	2022	2021	2020
	€’000	€’000	€’000
Interest on lease liabilities	32	22	-
Expenses relating to short-term leases	428	127	-
Depreciation of right-of-use assets	454	319	-

Schedule of statement of cash flows

	2022	2021	2021
	€’000	€’000	€’000
Total cash outflow for leases	1,314	470	-

Schedule of future minimum lease liabilities

	Future minimum lease payments 2022	Interest 2022	Present value of minimum lease payments 2022
	€’000	€’000	€’000
Less than one year	1,118	447	671
Between two and five years	3,749	1,925	1,824
More than five years	8,602	2,774	5,827
	13,469	5,146	8,322

Schedule of reconciliation of lease liabilities

€’000
Balance at January 1, 2021	-
Payment of lease liabilities	(311)
New leases	1,111
Interest expense	22
Interest paid	(22)
Balance at January 1, 2022	800
Payment of lease liabilities	(445)
New leases	7,303
Revaluations	708
Derecognition	(44)
Interest expense	32
Interest paid	(32)
Balance at December 31, 2022	8,322

Schedule of Lease liabilities

	2022	2021
	€’000	€’000
Non-current
Lease liability	7,651	411

Current
Lease liability (note 17)	671	389
Balance at period end	8,322	800